Convertible Note Payable (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Total convertible note payable	$ 288,000	$ 86,500
Less unamortized debt discounts: Discount on beneficial conversion feature	210,230	32,137
Less unamortized debt discounts: Original issue discount	$ 13,164	6,511
Discount on warrants		32,973
Convertible note payable	$ 64,606	14,879
Less: current portion	$ 64,606	$ 14,879
Convertible note payable, less current portion
On December 28, 2015 Unsecured loan [Member]
Total convertible note payable	$ 157,500
On December 15, 2015 Unsecured loan [Member]
Total convertible note payable	27,500
On September 21, 2015 Unsecured loan [Member]
Total convertible note payable	48,000
On September 2, 2015 Unsecured loan [Member]
Total convertible note payable	$ 55,000
On February 24, 2015 Unsecured loan [Member]
Total convertible note payable
On January 30, 2015 Unsecured loan [Member]
Total convertible note payable
On November 25, 2014 Unsecured loan [Member]
Total convertible note payable		$ 86,500